T. Rowe Price GNMA Fund
T. Rowe Price GNMA Fund Investor Class I Class SUMMARY
Investment Objective
The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing at least 80% of its total assets in Government National Mortgage Association securities backed by the full faith and credit of the U.S. government.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price GNMA Fund - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price GNMA Fund	Investor Class	I Class
Management fees	0.44%	0.44%
Distribution and service (12b-1) fees
Other expenses	0.15%	0.06%	[1]
Total annual fund operating expenses	0.59%	0.50%
Fee waiver/expense reimbursement		(0.01%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.59%	0.49%	[1]
[1]	T. Rowe Price Associates, Inc., has agreed (through September 30, 2019) to pay the operating expenses of the fund's I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.05% of the class' average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund's I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund's I Class Operating Expenses to exceed 0.05%. The agreement may be terminated at any time beyond September 30, 2019, with approval by the fund's Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price GNMA Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	60	189	329	738
I Class	50	158	277	626

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 213.7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its total assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), an agency of the U.S. Department of Housing and Urban Development. These securities represent “pools” of mortgage loans that are guaranteed either by the Federal Housing Administration or the Veterans Administration. Mortgage lenders pool individual home mortgages to back a certificate or bond, which entitle the holder to a proportionate share of the principal and interest payments that are made on the underlying pool of mortgage loans.

GNMA guarantees the timely payment of interest and principal on the securities it issues, a guarantee backed by the U.S. Treasury. The GNMA guarantee does not apply to the price of GNMA securities or the fund’s share price, both of which will fluctuate with market conditions.

Up to 20% of its total assets can be invested in high-quality securities that are not backed by the full faith and credit of the U.S. government. These securities must have a credit rating in one of the two highest rating categories (AA or AAA, or an equivalent rating) assigned by at least one of the major credit rating agencies at the time of purchase or, if unrated, deemed to be of comparable quality by T. Rowe Price. Such securities may include, among others, mortgage-backed securities issued by government agencies (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation) that are not backed by the full faith and credit of the U.S. government and mortgage-related securities issued by private banks and other non-governmental issuers.

There is no limit on the maturity of individual securities in the fund’s portfolio or on the fund’s overall weighted average maturity, which will vary and can be influenced by various factors such as the general level of interest rates, and principal prepayments of GNMA and other mortgage-backed securities.

In selecting securities, the portfolio manager may weigh the characteristics of various types of mortgage-backed securities and examine yield relationships in the context of the outlook for interest rates and the economy. For example, if interest rates seem likely to fall, the portfolio manager may purchase mortgage-backed securities expected to have below-average prepayment rates with longer maturities and allocate some assets to bonds or other securities that could appreciate in that environment.

The fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The fund would generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date. In addition, the fund uses interest rate futures and interest rate swaps primarily in an effort to manage its exposure to changes in interest rates or to adjust portfolio duration.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or to shift assets into and out of higher-yielding securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Fixed income markets risks Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risks This is the risk that the prices of, and the income generated by, the debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, securities with longer maturities or durations, and funds with longer weighted average maturities or durations, carry greater interest rate risk. The market tends to discount prices of mortgage-backed securities for prepayment risk when interest rates decline. As a result, prices of mortgage-backed securities typically do not rise as much as the prices of comparable bonds during periods of falling interest rates.

Prepayment risks This is the risk that during periods of falling interest rates, borrowers will refinance their mortgages before their maturity dates, leading to the prepayment of mortgage-backed securities held by the fund. The fund would lose potential price appreciation and may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Extension risks This is the risk that during periods of rising interest rates, prepayments of the underlying mortgages will occur at a slower than expected rate, thereby lengthening the average life of the mortgage-backed securities and making them more volatile.

Credit risks An issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation. The fund’s overall exposure to credit risk is relatively low because it invests significantly in higher rated securities and certain securities that are backed by the full faith and credit of the U.S. government or a federally sponsored agency. There is a relatively higher risk of default for U.S. agency issued securities that are not guaranteed by the U.S. government and an even higher risk of default for securities not backed by any government agency, although pooling mortgages helps to mitigate some of the credit risk.

Liquidity risks The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Portfolio turnover risks The fund may actively and frequently trade its portfolio securities or other instruments to carry out its investment strategies. High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared to a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

TBA/Dollar roll risks Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions are collateralized but they still involve the risk that a counterparty will fail to deliver the security, exposing the fund to potential losses. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the fund’s portfolio turnover rate and transaction costs are increased when the fund enters into dollar roll transactions.

Derivatives and leverage risks The fund’s use of interest rate futures and interest rate swaps involves the risks that anticipated changes in interest rates, yield curves, or prepayment rates will not be accurately predicted, the possibility of regulatory developments that could negatively affect such instruments, and the potential for losses in excess of the fund’s initial investment. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. Derivatives and forward settling securities, such as TBAs and dollar rolls, involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
GNMA Fund Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/08	3.19%	Worst Quarter	6/30/13	-2.60%
The fund’s return for the three months ended 3/31/17 was 0.36%.
The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2016
Average Annual Total Returns - T. Rowe Price GNMA Fund	1 Year	5 Years	10 Years	Inception date
Investor Class	1.68%	1.65%	3.94%	Nov. 26, 1985
Investor Class | Returns after taxes on distributions	0.43%	0.26%	2.43%	Nov. 26, 1985
Investor Class | Returns after taxes on distributions and sale of fund shares	0.95%	0.66%	2.46%	Nov. 26, 1985
I Class				May 03, 2017
Bloomberg Barclays U.S. GNMA Index (reflects no deduction for fees, expenses, or taxes)	1.56%	1.81%	4.35%
Lipper GNMA Funds Average	1.05%	1.31%	3.94%

Updated performance information is available through troweprice.com.